Revenue - Performance Obligations (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of performance obligations [Line items]
Transaction price allocated to remaining performance obligations	$ 914,166
2021
Disclosure of performance obligations [Line items]
Transaction price allocated to remaining performance obligations	77,238
2022
Disclosure of performance obligations [Line items]
Transaction price allocated to remaining performance obligations	68,451
2023
Disclosure of performance obligations [Line items]
Transaction price allocated to remaining performance obligations	64,034
2024
Disclosure of performance obligations [Line items]
Transaction price allocated to remaining performance obligations	60,400
2025
Disclosure of performance obligations [Line items]
Transaction price allocated to remaining performance obligations	60,400
2026 and thereafter
Disclosure of performance obligations [Line items]
Transaction price allocated to remaining performance obligations	$ 583,643